Form N-1A Supplement	Jul. 18, 2025
Pacer BlueStar Digital Entertainment ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer BlueStar Digital Entertainment ETF (ODDS)
(the “Fund”)

July 18, 2025

Supplement dated July 18, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 28, 2025
Effective August 1, 2025, the management fee for the Fund has been reduced to an annual rate of 0.49% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:
Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.

Pacer BlueStar Engineering the Future ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer BlueStar Engineering the Future ETF (BULD)
(the “Fund”)

July 18, 2025

Supplement dated July 18, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 28, 2025

Effective August 1, 2025, the management fee for the Fund has been reduced to an annual rate of 0.49% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:
Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.

Pacer Solactive Whitney Future of Warfare ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Pacer Solactive Whitney Future of Warfare ETF (FOWF)
(the “Fund”)

July 18, 2025

Supplement dated July 18, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated December 16, 2024

Effective August 1, 2025, the management fee for the Fund has been reduced to an annual rate of 0.49% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Example”:
Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.